RIDGEWORTH FUNDS

Supplement dated May 22, 2015 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2014

RidgeWorth Core Bond Fund (A, R & I Shares)

RidgeWorth Corporate Bond Fund (A, C & I Shares)

RidgeWorth Georgia Tax-Exempt Bond Fund (A & I Shares)

RidgeWorth High Grade Municipal Bond Fund (A & I Shares)

RidgeWorth High Income Fund (A, R, I & IS Shares)

RidgeWorth Investment Grade Tax-Exempt Bond Fund (A & I Shares)

RidgeWorth Limited Duration Fund (I Shares)

RidgeWorth Limited-Term Federal Mortgage Securities Fund (A, C & I Shares)

RidgeWorth North Carolina Tax-Exempt Bond Fund (A & I Shares)

RidgeWorth Short-Term Bond Fund (A, C & I Shares)

RidgeWorth Short-Term Municipal Bond Fund (A & I Shares)

RidgeWorth Total Return Bond Fund (A, R, I & IS Shares)

RidgeWorth Ultra-Short Bond Fund (I Shares)

RidgeWorth U.S. Government Securities Ultra-Short Bond Fund (I Shares)

RidgeWorth Virginia Intermediate Municipal Bond Fund (A & I Shares)

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI.

•	Effective August 1, 2015, the Ultra-Short Bond Fund’s current investment policy of investing “at least 80% of its net assets (plus any borrowings for investment purposes) in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign-corporate debt obligations, taxable-municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds” will be replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration fixed income securities. These securities may include, but are not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign-corporate debt obligations, taxable-municipal debt securities, mortgage-backed and asset-backed securities, and repurchase agreements.

•	Effective August 1, 2015, the U.S. Government Securities Ultra-Short Bond Fund’s current investment policy of investing “at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing” will be replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. government securities. These securities may include, but are not limited to, U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements and other U.S. government securities.

•	Effective August 1, 2015, all references to the following series of the Trust in the Prospectus, Summary Prospectus and SAI will be updated as set forth below:

Current Name	New Name

RidgeWorth Core Bond Fund	RidgeWorth Seix Core Bond Fund

RidgeWorth Corporate Bond Fund	RidgeWorth Seix Corporate Bond Fund

RidgeWorth Georgia Tax-Exempt Bond Fund	RidgeWorth Seix Georgia Tax-Exempt Bond Fund

RidgeWorth High Grade Municipal Bond Fund	RidgeWorth Seix High Grade Municipal Bond Fund

RidgeWorth High Income Fund	RidgeWorth Seix High Income Fund

RidgeWorth Investment Grade Tax-Exempt Bond Fund	RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund

RidgeWorth Limited Duration Fund	RidgeWorth Seix Limited Duration Fund

RidgeWorth Limited-Term Federal Mortgage SecuritiesFund	RidgeWorth Seix U.S. Mortgage Fund

RidgeWorth North Carolina Tax-Exempt Bond Fund	RidgeWorth Seix North Carolina Tax-Exempt Bond Fund

RidgeWorth Short-Term Bond Fund	RidgeWorth Seix Short-Term Bond Fund

RidgeWorth Short-Term Municipal Bond Fund	RidgeWorth Seix Short-Term Municipal Bond Fund

RidgeWorth Total Return Bond Fund	RidgeWorth Seix Total Return Bond Fund

RidgeWorth Ultra-Short Bond Fund	RidgeWorth Seix Ultra-Short Bond Fund

RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund

RidgeWorth Virginia Intermediate Municipal Bond Fund	RidgeWorth Seix Virginia Intermediate Municipal Bond Fund

•	Effective August 1, 2015, the investment objective of the following series of the Trust will be updated as set forth below:

RidgeWorth Core Bond Fund	The Core Bond Fund seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

RidgeWorth Corporate Bond Fund	The Corporate Bond Fund seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

RidgeWorth Georgia Tax-Exempt Bond Fund	The Georgia Tax-Exempt Bond Fund seeks current income exempt from federal and state income taxes for Georgia residents consistent with capital preservation.

RidgeWorth High Grade Municipal Bond Fund	The High Grade Municipal Bond Fund seeks to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

RidgeWorth Investment Grade Tax-Exempt Bond Fund	The Investment Grade Tax-Exempt Bond Fund seeks to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

RidgeWorth Limited-Term Federal Mortgage Securities Fund	The U.S. Mortgage Fund seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

RidgeWorth North Carolina Tax-Exempt Bond Fund	The North Carolina Tax-Exempt Bond Fund seeks current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.

RidgeWorth Short-Term Bond Fund	The Short Term Bond Fund seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

RidgeWorth Short-Term Municipal Bond Fund	The Short-Term Municipal Bond Fund seeks to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

RidgeWorth Total Return Bond Fund	The Total Return Bond Fund seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

RidgeWorth Ultra-Short Bond Fund	The Ultra-Short Bond Fund seeks to maximize current income consistent with capital preservation.

RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	The U.S. Government Securities Ultra-Short Bond Fund seeks to maximize current income consistent with capital preservation.

RidgeWorth Virginia Intermediate Municipal Bond Fund	The Virginia Intermediate Municipal Bond Fund seeks current income exempt from federal and state income taxes for Virginia residents consistent with capital preservation.

•	Effective August 1, 2015, the investment advisory fee to be paid by the RidgeWorth Limited-Term Federal Mortgage Securities Fund will be reduced from 0.50% to 0.40% of average daily net assets.

•	Effective on or about the close of business on July 31, 2015, the 12b-1 fee for the RidgeWorth Core Bond Fund’s A Shares will be reduced from 0.30% to 0.25%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RFSP – 168

RIDGEWORTH FUNDS

Supplement dated May 22, 2015 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2014

RidgeWorth Intermediate Bond Fund (A, R & I Shares)

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI.

On May 21, 2015, the Board of Trustees (the “Board”) of RidgeWorth Funds (the “Trust”) approved the reorganization of the RidgeWorth Intermediate Bond Fund (the “Fund”) into the RidgeWorth Core Bond Fund (the “Acquiring Fund”), a separate series of the Trust.

After careful review, the Board determined the reorganization to be in the best interests of the Fund’s shareholders. In making its determination, the Board considered that:

•	the Fund’s investment objective is substantially similar to that of the Acquiring Fund;

•	the Fund’s policies and strategies are substantially similar to those of the Acquiring Fund;

•	the Fund’s fundamental investment limitations are the same as those of the Acquiring Fund;

•	the Fund’s contractual advisory fee is the same as that of the Acquiring Fund;

•	in connection with the reorganization, the 12b-1 fee for the Acquiring Fund’s A Shares will be reduced from 0.30% to 0.25% to match the current 12b-1 fee of the Fund’s A Shares;

•	the total operating expenses of the Acquiring Fund’s A Shares, I Shares, and R Shares will be the same as or lower than those of the corresponding share class of the Fund after the reduction of the Acquiring Fund’s A Shares 12b-1 fee;

•	shareholders of the Fund’s A Shares, R Shares and I Shares will receive shares of the Acquiring Fund’s A Shares, R Shares and I Shares, respectively;

•	the reorganization is expected to be a tax-free event to shareholders of the Fund; and

•	economies of scale may result from the reorganization for shareholders of the Fund.

The reorganization is expected to be effective at the close of business on or about July 31, 2015. At that time, each shareholder of the A, R and I Shares of the Fund will become a shareholder of the Acquiring Fund and will receive corresponding A, R and I Shares of the Acquiring Fund in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization.

The Acquiring Fund invests at least 80% of its net assets in investment grade fixed income securities. The Fund invests at least 80% of its net assets in fixed income securities. The primary difference between the Fund and the Acquiring Fund is that the Fund focuses on intermediate-term fixed income securities and may purchase floating rate loans.

Effective August 1, 2015, the Acquiring Fund will be renamed the RidgeWorth Seix Core Bond Fund and its investment objective will be as follows:

The RidgeWorth Seix Core Bond Fund seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Shareholders who wish to redeem shares of the Fund in a taxable transaction prior to the reorganization may do so in accordance with the procedures described in the Fund’s Prospectus.

Effective on the date of the reorganization, all references to the Fund in the Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RFSP – 169

RIDGEWORTH FUNDS

Supplement dated May 22, 2015 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2014

RidgeWorth U.S. Government Securities Fund (A, C & I Shares)

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI.

On May 21, 2015, the Board of Trustees (the “Board”) of RidgeWorth Funds (the “Trust”) approved the reorganization of the RidgeWorth U.S. Government Securities Fund (the “Fund”) into the RidgeWorth Limited-Term Federal Mortgage Securities Fund (the “Acquiring Fund”), a separate series of the Trust.

After careful review, the Board determined the reorganization to be in the best interests of the Fund’s shareholders. In making its determination, the Board considered that:

•	the Fund’s investment objective is currently the same as that of the Acquiring Fund;

•	the Fund’s policies and strategies are substantially similar to those of the Acquiring Fund;

•	the Fund’s fundamental investment limitations are the same as those of the Acquiring Fund;

•	the Fund’s contractual advisory fee is currently the same as that of the Acquiring Fund;

•	the Fund’s 12b-1 fee for each share class is the same as or higher than the 12b-1 fee for the corresponding share class of the Acquiring Fund;

•	the total operating expenses of each share class of the Acquiring Fund, after fee waivers and/or expense reimbursements, are the same as or lower than the total operating expenses of the corresponding share class of the Fund;

•	shareholders of the Fund’s A Shares, C Shares and I Shares will receive shares of the Acquiring Fund’s A Shares, C Shares and I Shares, respectively; and

•	economies of scale may result from the reorganization for shareholders of the Fund.

The reorganization is expected to be effective at the close of business on or about July 31, 2015. At that time, each shareholder of the A, C and I Shares of the Fund will become a shareholder of the Acquiring Fund and will receive corresponding A, C and I Shares of the Acquiring Fund in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization.

Depending on shareholder and investment activity that occurs prior to the reorganization, the reorganization may be a taxable event to the Fund’s shareholders.

The Acquiring Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as the Federal National Mortgage Association, Government National Mortgage Association and collateralized mortgage obligations. The Fund invests at least 80% of its net assets in securities that are guaranteed or sponsored by the U.S. government, which consist of U.S. Treasury securities and securities issued by U.S. government agencies, instrumentalities, and government-sponsored entities, including mortgage-backed securities. The primary difference between the Fund and the Acquiring Fund is that the Acquiring Fund focuses on U.S. government agency mortgage-backed securities and, historically, the Fund has focused on U.S. Treasury securities.

Effective August 1, 2015, the Acquiring Fund will be renamed the RidgeWorth Seix U.S. Mortgage Fund and its investment objective will be as follows:

The RidgeWorth Seix U.S. Mortgage Fund seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.

Also effective on August 1, 2015, the investment advisory fee for the Acquiring Fund will be reduced from 0.50% to 0.40% of average daily net assets.

Shareholders who wish to redeem shares of the Fund in a taxable transaction prior to the reorganization may do so in accordance with the procedures described in the Fund’s Prospectus.

Effective on the date of the reorganization, all references to the Fund in the Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RFSP – 170